Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Share Warrants (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2019 € / shares	Dec. 31, 2017 € / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	35,070	35,070			35,070
Total number of BSAAR voided (in shares) | shares	0	0
B S A2017 A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue price (in EUR per share) | € / shares				€ 2.00
Excercise price (in EUR per share) | € / shares				19.97
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				€ 3.78
End of exercise period				2022/06/30
Expected dividends				0.00%
Expected volatility				36.40%
Risk-free interest rate				0.00%
Conversion ratio				1:1
B S A2017 B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue price (in EUR per share) | € / shares				€ 2.00
Excercise price (in EUR per share) | € / shares				19.97
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				€ 3.81
End of exercise period				2022/07/15
Expected dividends				0.00%
Expected volatility				35.70%
Risk-free interest rate				0.00%
Conversion ratio				1:1
B S A2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	0	35,070			35,070
Total number of BSAAR voided (in shares) | shares	35,070	0
Issue price (in EUR per share) | € / shares			€ 1.23
Excercise price (in EUR per share) | € / shares			12.32
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			€ 0.75
End of exercise period			2024/05/31
Expected dividends			0.00%
Expected volatility			40.00%
Risk-free interest rate			0.00%
Conversion ratio			1:1
AGA D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	20,000	20,000			20,000
Total number of BSAAR subscribed | shares	20,000	20,000
AGA S 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	35,600	36,900			38,900
Total number of BSAAR voided (in shares) | shares	1,300	2,000
Total number of BSAAR subscribed | shares	39,200	39,200